Subsequent Events (Details) - Subsequent Events [Member]	Mar. 20, 2025 CAD ($) $ / shares shares
Subsequents Events [Line Items]
Common shares | shares	4,741,984
Consideration price per share | $ / shares	$ 11
Consideration value | $	$ 52,161,824
Ownership rate	14.99%
Agnico Eagle [Member]
Subsequents Events [Line Items]
Consideration price per share | $ / shares	$ 5.01
Consideration value | $	$ 11,272,500
Additional shares | shares	2,250,000